Convertible Note (Details) - Schedule of amortization of issuance cost, debt discount and interest cost	12 Months Ended
Mar. 31, 2022 shares
Convertible Note (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Note	36,946
Issuance costs and debt discount [Member]
Convertible Note (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Note	29,926
Convertible note interest [Member]
Convertible Note (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Note	7,020